GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

NOTE 1: -	GENERAL

Lumenis Ltd. together with its subsidiaries (the "Company") is an Israeli company engaged in research and development, manufacture, marketing, sale and servicing of laser, light-based and ultrasonic systems and accessories for surgical, aesthetic and ophthalmic applications. The Company offers a broad range of such products that are used in a variety of applications, including ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology, general surgery, dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne, treatment of burns and scars, secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies. The Company's products use proprietary technology and, accordingly, the Company holds numerous patents and licenses. Recently the Company has also begun distributing an ultrasound solution in the field of body shaping and contouring.